Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Earnings per share computations	The computations for basic and diluted earnings per share for the years ended December 31 follow:
Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2021	2020	2019
Numerator:
Net income attributable to 3M	$5,921	$5,449	$4,517

Denominator:
Denominator for weighted average 3M common shares outstanding – basic	579.0	577.6	577.0
Dilution associated with the Company’s stock-based compensation plans	6.3	4.6	8.1
Denominator for weighted average 3M common shares outstanding – diluted	585.3	582.2	585.1

Earnings per share attributable to 3M common shareholders – basic	$10.23	$9.43	$7.83
Earnings per share attributable to 3M common shareholders – diluted	$10.12	$9.36	$7.72

Impact on previously reported values after correction
The adoption of this change impacted previously reported amounts included herein as indicated in the tables below.

Consolidated Statement of Income
	Year ended December 31,
	2020		2019
(Millions, except per share amounts)	Under Prior Method	As Adjusted	Under Prior Method	As Adjusted
Other expense (income), net	450	366	462	531

Income before income taxes	6,711	6,795	5,712	5,643
Provision for income taxes	1,318	1,337	1,130	1,114
Income of consolidated group	5,393	5,458	4,582	4,529

Net income including noncontrolling interest	5,388	5,453	4,582	4,529
Net income attributable to 3M	5,384	5,449	4,570	4,517
Earnings per share attributable to 3M common shareholders — basic	9.32	9.43	7.92	7.83
Earnings per share attributable to 3M common shareholders — diluted	9.25	9.36	7.81	7.72

Consolidated Statement of Comprehensive Income
	Year ended December 31,
	2020		2019
(Millions)	Under Prior Method	As Adjusted	Under Prior Method	As Adjusted
Net income including noncontrolling interest	5,388	5,453	4,582	4,529
Other comprehensive income (loss), net of tax:
Defined benefit pension and postretirement plans adjustment	171	106	(560)	(507)
Total other comprehensive income (loss), net of tax	476	411	(421)	(368)
Comprehensive income (loss) including noncontrolling interest	5,864	5,864	4,161	4,161
Comprehensive income (loss) attributable to 3M	5,862	5,862	4,150	4,150

Consolidated Balance Sheet
	As of December 31, 2020
(Millions)	Under Prior Method	As Adjusted
Retained earnings	43,761	43,821
Accumulated other comprehensive income (loss)	(7,661)	(7,721)

Consolidated Statement of Cash Flows
	Year ended December 31,
	2020		2019
(Millions)	Under Prior Method	As Adjusted	Under Prior Method	As Adjusted
Net income including noncontrolling interest	5,388	5,453	4,582	4,529
Company pension and postretirement expense	406	322	357	426
Other — net	398	417	(111)	(127)
New Accounting Pronouncements
The tables below provide summaries of new accounting pronouncements adopted by 3M during 2021 and of pronouncements issued, but not yet adopted by the Company.

Standards Adopted During 2021
Standard	Relevant Description	Effective Date for 3M	Impact and Other Matters
ASU No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740)	Eliminates certain existing exceptions related to the general approach in ASC 740 relating to franchise taxes, reducing complexity in the interim-period accounting for year-to-date loss limitations and changes in tax laws, and clarifying the accounting for transactions outside of business combination that result in a step-up in the tax basis of goodwill.	January 1, 2021	Adoption of this ASU did not have a material impact on 3M’s consolidated results of operations and financial condition.
ASU No. 2020-01, Clarifying the Interactions between Topic 321, Investments—Equity Securities, Topic 323, Investments—Equity Method and Joint Ventures, and Topic 815, Derivatives and Hedging
Clarifies when accounting for certain equity securities, a Company should consider observable transactions before applying or upon discontinuing the equity method of accounting for the purposes of applying the measurement alternative.
Indicates when determining the accounting for certain derivatives, a Company should not consider if the underlying securities would be accounted for under the equity method or fair value option.
		January 1, 2021	Adoption of this ASU did not have a material impact on 3M’s consolidated results of operations and financial condition.
ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope
Provides temporary optional expedients and exceptions to existing guidance on contract modifications and hedge accounting to facilitate the market transition from existing reference rates, such as LIBOR which is being phased out beginning at the end of 2021, to alternate reference rates, such as SOFR.
Effective upon ASU issuances in 2020 & 2021
3M will apply this guidance to applicable contracts and instruments when/if they are modified. Review of relevant arrangements concluded that implications of these ASUs would not have a material impact on 3M’s consolidated results of operations and financial condition.

Standards Issued and Not Yet Adopted
Standard	Relevant Description	Effective Date for 3M	Impact and Other Matters
ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers	Issued in October 2021. Requires acquiring entities to apply ASC 606 to recognize and measure contract assets and liabilities acquired through a business combination.	January 1, 2023	This guidance is applicable to all business combinations occurring after the effective date.
ASU No. 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance	Issued in November 2021. Requires disclosures about certain types of government assistance received. The disclosures include information about the nature of the transactions and related accounting policy used to account for them, the line items on the balance sheet and income statement affected by the transactions and the amounts applicable to each financial statement item, and the significant terms and conditions of the transaction.	January 1, 2022	As this ASU relates to disclosures only, there will be no impact to 3M’s consolidated results of operations and financial condition.